UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate

Investment Fund II

Portfolio of Investments

July 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.6%
Equity:Other - 49.6%
Diversified/Specialty - 44.4%
Alexandria Real Estate Equities, Inc.	101,700	$3,875,787
BioMed Realty Trust, Inc.	289,600	3,382,528
British Land Co. PLC	1,460,666	10,608,986
Canadian Real Estate Investment Trust	118,500	2,627,955
Canadian Real Estate Investment Trust	560,880	12,438,546
Dexus Property Group	16,339,356	9,924,905
Digital Realty Trust, Inc.	300,000	12,165,000
DuPont Fabros Technology, Inc.	366,597	3,922,588
Education Realty Trust, Inc.	463,700	2,248,945
Entertainment Properties Trust	250,097	6,830,149
Fonciere Des Regions	64,000	5,605,588
H&R Real Estate Investment Trust	242,300	2,863,290
Henderson Land Development Co. Ltd.	2,050,000	13,546,794
Jones Lang LaSalle, Inc.	78,400	2,976,064
Kenedix Realty Investment Corp.-Class A	640	2,137,050
Kerry Properties Ltd.	2,404,646	12,408,828
Land Securities Group PLC	1,670,945	14,872,558
Lend Lease Corp. Ltd.	2,510,849	16,246,735
Mitsubishi Estate Co., Ltd.	1,001,000	16,614,554
Mitsui Fudosan Co., Ltd.	1,961,000	35,910,894
Morguard Real Estate Investment Trust	663,300	6,114,244
New World Development Co., Ltd.	8,960,275	21,282,451
Rayonier, Inc.	206,375	8,046,561
Savills PLC	1,090,953	6,100,439
Stockland	2,135,840	5,575,078
Sumitomo Realty & Development	834,000	17,101,165
Sun Hung Kai Properties Ltd.	3,103,000	46,952,172
Swire Pacific Ltd.	383,000	4,284,412
Telecity Group PLC (a)	868,200	4,888,970
Unibail-Rodamco	261,159	45,623,548
Vornado Realty Trust	126,336	6,445,663
Wereldhave NV	50,400	4,074,747

		367,697,194

Health Care - 4.3%
HCP, Inc.	336,040	8,656,390
Health Care REIT, Inc.	215,162	8,619,390
Nationwide Health Properties, Inc.	192,150	5,576,193
Ventas, Inc.	361,739	12,769,387

		35,621,360

Triple Net - 0.9%
National Retail Properties, Inc.	188,728	3,719,829
Realty Income Corp.	173,700	4,095,846

		7,815,675

		411,134,229

Retail - 20.5%
Regional Mall - 9.2%
CBL & Associates Properties, Inc.	653,550	3,882,087
Macerich Co.	188,902	3,715,703
Multiplan Empreendimentos Imobiliarios SA	959,100	12,301,360
Simon Property Group, Inc.	405,564	22,598,026
Taubman Centers, Inc.	232,771	6,194,036
Westfield Group	2,945,447	27,765,429

		76,456,641

Shopping Center/Other Retail - 11.3%
BR Malls Participacoes SA (a)	272,500	2,833,445
CapitaMall Trust	3,960,500	4,340,126
Citycon Oyj	1,413,879	3,697,460
Corio NV	74,100	4,101,995
Developers Diversified Realty Corp.	1,013,730	5,687,025
Eurocommercial Properties NV	118,700	4,034,412
First Capital Realty, Inc.	262,500	4,191,228
Kite Realty Group Trust	1,122,620	3,592,384
Klepierre	590,100	16,871,577
Liberty International PLC	392,000	2,851,876
The Link REIT	1,887,500	4,282,279
Macquarie CountryWide Trust	4,211,577	1,841,116
Mercialys SA	123,573	4,139,646
Primaris Retail Real Estate Investment Trust	682,479	8,172,643
Regency Centers Corp.	218,100	6,996,648
RioCan Real Estate Investment Trust (Toronto)	291,976	4,206,514
Tanger Factory Outlet Centers	170,246	6,050,543
Weingarten Realty Investors	350,850	5,413,616

		93,304,533

		169,761,174

Office - 11.9%
Office - 11.9%
Boston Properties, Inc.	73,200	3,872,280
Brandywine Realty Trust	1,040,600	8,512,108
Brookfield Properties Corp. (New York)	503,240	4,760,650
Cominar Real Estate Investment Trust	527,681	8,356,684
Corporate Office Properties Trust	372,650	12,636,562
Duke Realty Corp.	370,700	3,517,943
Government Properties Income Trust (a)	204,700	4,018,261
Hongkong Land Holdings Ltd.	1,506,000	5,860,244
ING Office Fund	7,018,800	2,828,261

Japan Real Estate Investment Corp.-Class A	724	6,038,427
Kilroy Realty Corp.	23,000	542,800
Mack-Cali Realty Corp.	318,100	8,878,171
Nomura Real Estate Office Fund, Inc.-Class A	1,263	8,272,343
NTT Urban Development Corp.	16,036	15,125,503
Orix JREIT, Inc.-Class A	697	3,416,388
Societe Immobiliere de Location pour l’Industrie et le Commerce	18,900	1,896,786

		98,533,411

Residential - 10.0%
Multi-Family - 8.7%
Agile Property Holdings Ltd.	5,676,000	7,984,332
Camden Property Trust	132,901	3,921,909
China Overseas Land & Investment Ltd.	3,368,000	8,267,359
China Vanke Co. Ltd.-Class B	3,590,499	5,138,281
Equity Residential	84,346	2,024,304
GAGFAH SA	530,800	4,452,672
Home Properties, Inc.	128,913	4,602,194
Mid-America Apartment Communities, Inc.	158,400	6,283,728
MRV Engenharia e Participacoes SA	379,400	6,456,358
Sino-Ocean Land Holdings Ltd.	5,631,000	5,977,156
UDR, Inc.	368,400	3,849,780
Yanlord Land Group Ltd.	7,068,000	13,150,424

		72,108,497

Self Storage - 1.3%
Extra Space Storage, Inc.	466,700	4,097,626
Public Storage	97,700	7,090,089

		11,187,715

		83,296,212

Industrials - 2.4%
Industrial Warehouse Distribution - 2.4%
Ascendas Real Estate Investment Trust	10,822,000	12,758,191
First Potomac Realty Trust	279,027	2,614,483
ProLogis	491,763	4,322,597

		19,695,271

Lodging - 2.2%
Lodging - 2.2%
DiamondRock Hospitality Co.	563,500	3,809,260
Hospitality Properties Trust	195,100	3,080,629
Host Hotels & Resorts, Inc.	421,115	3,823,724
LaSalle Hotel Properties	130,200	1,941,282
Sunstone Hotel Investors, Inc.	941,373	5,234,034

		17,888,929

Total Common Stocks (cost $882,347,259)		800,309,226

SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%

AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $16,922,240)	16,922,240	16,922,240

Total Investments - 98.6% (cost $899,269,499) (c)		817,231,466
Other assets less liabilities - 1.4%		11,386,277

Net Assets - 100.0%		$828,617,743

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar
settling 8/17/09	24,543	$18,986,465	$20,508,921	$1,522,456
British Pound
settling 8/17/09	10,691	17,237,527	17,858,245	620,718
British Pound
settling 8/17/09	14,688	24,074,954	24,534,834	459,880
Canadian Dollar
settling 8/17/09	26,959	24,625,714	25,026,735	401,021
Euro
settling 8/17/09	13,595	19,200,490	19,377,514	177,024
Japanese Yen
settling 8/17/09	2,207,676	23,178,918	23,333,557	154,639
New Zealand Dollar
settling 8/17/09	31,498	19,099,128	20,839,340	1,740,212
Norwegian Krone
settling 8/17/09	119,675	18,620,373	19,518,007	897,634
Sale Contracts:
Australian Dollar
settling 8/05/09	2,300	1,899,570	1,923,604	(24,034)
British Pound
settling 8/17/09	4,800	7,134,240	8,017,920	(883,680)
British Pound
settling 8/17/09	5,891	9,215,468	9,840,326	(624,858)
Canadian Dollar
settling 8/17/09	7,136	5,889,635	6,624,532	(734,897)
Canadian Dollar
settling 8/17/09	48,255	42,228,932	44,796,360	(2,567,428)
Euro
settling 8/17/09	25,817	35,538,391	36,798,036	(1,259,645)
Euro
settling 11/16/09	9,616	13,668,086	13,706,481	(38,395)
Japanese Yen
settling 8/17/09	633,043	$6,608,861	$6,690,811	$(81,950)

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

(c)	As of July 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,462,858 and gross unrealized depreciation of investments was $(149,500,891), resulting in net unrealized depreciation of $(82,038,033).

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown *

July 31, 2009 (unaudited)

United States	31.3%
Japan	12.8%
Hong Kong	12.6%
France	9.1%
Australia	7.9%
Canada	6.6%
China	5.0%
United Kingdom	4.8%
Brazil	2.6%
Singapore	2.1%
Netherlands	1.5%
Bermuda	0.7%
Luxembourg	0.5%
Finland	0.4%
Short-Term Investments	2.1%

Total Investments	100.0%

*	All data are as of July 31, 2009. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments in Securities	Level 1	Level 2		Level 3	Total
Equity:Other	$117,374,355	$293,759,874		$—	$411,134,229
Retail	95,835,257	73,925,917		—	169,761,174
Office	55,095,459	43,437,952		—	98,533,411
Residential	38,325,988	44,970,224		—	83,296,212
Industrials	6,937,080	12,758,191		—	19,695,271
Lodging	17,888,929	—		—	17,888,929
Short-Term Investments	16,922,240	—		—	16,922,240

Total Investments in Securities	348,379,308	468,852,158	+	—	817,231,466
Other Financial Instruments*	—	(241,303)		—	(241,303)

	$348,379,308	$468,610,855		$—	$816,990,163

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: September 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: September 23, 2009